Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Before Tax Matching Percentage		50.00%
Defined Contribution Plan, Maximum Percentage of Before Tax Compensation Matched by Employer		6.00%
Defined Contribution Plan, Maximum Percentage of After Tax Compensation Matched by Employer	1.00%
Defined Contribution Plan, Employer After Tax Matching Percentage	325.00%
Defined Contribution Plan, Cost Recognized		$ 9.2	$ 8.0	$ 8.1
American Safety Razor [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized		$ 0.9